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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		December 31, 2008

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
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Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
2/12/09

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	39

Form 13F Table Value Total:  	100,012 (thousands)

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
Name of Issuer			Title of Class	CUSIP	   Value  Shares  Inv.		Other	 Voting Authority
							   x1000   	  Discretion	Managers Sole	 Shared	 None

ACADIA REALTY TRUST		COM SH BEN INT	004239109  1,693  118,643 SOLE		N/A	 84,543  0	 34,100
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109  1,098  18,202  SOLE		N/A	 11,502  0	 6,700
AMB PROPERTY CORP		COM		00163T109  1,066  45,500  SOLE		N/A	 30,300  0	 15,200
AMERICAN CAMPUS COMMUNITIES	COM		024835100  1,495  73,021  SOLE		N/A	 52,121  0	 20,900
AVALONBAY COMMUNITIES INC	COM		053484101  2,881  47,557  SOLE		N/A	 33,617  0 	 13,940
BOSTON PROPERTIES INC		COM		101121101  5,733  104,230 SOLE		N/A	 72,469  0	 31,761
BRE PROPERTIES INC		CL A		05564E106  1,708  61,038  SOLE		N/A	 43,139  0	 17,899
CAMDEN PROPERTY TRUST		SH BEN INT	133131102  2,197  70,101  SOLE		N/A	 47,001  0	 23,100
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108  1,743  56,759  SOLE		N/A	 41,179  0 	 15,580
DCT INDUSTRIAL TRUST INC	COM		233153105  552 	  109,180 SOLE		N/A	 71,780  0	 37,400
DEVELOPERS DIVERSIFIED RLTY	COM		251591103  680 	  139,440 SOLE		N/A	 77,550  0	 61,890
DIGITAL REALTY TRUST INC	COM		253868103  2,485  75,650  SOLE		N/A	 51,050  0	 24,600
DOUGLAS EMMETT INC		COM		25960P109  606 	  46,389  SOLE		N/A	 33,989  0	 12,400
DUKE REALTY CORP		COM NEW		264411505  395 	  36,000  SOLE		N/A	 22,100  0	 13,900
EASTGROUP PROPERTIES INC	COM		277276101  757 	  21,277  SOLE		N/A	 14,077  0	 7,200
EQUITY RESIDENTIAL		SH BEN INT	29476L107  4,871  163,362 SOLE		N/A	 113,962 0	 49,400
ESSEX PROPERTY TRUST INC	COM		297178105  397 	  5,172   SOLE		N/A	 2,959 	 0	 2,213
EXTRA SPACE STORAGE INC		COM		30225T102  949 	  91,927  SOLE		N/A	 74,427  0	 17,500
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206  3,543  57,078  SOLE		N/A	 38,573  0	 18,505
HCP INC				COM		40414L109  5,096  183,504 SOLE		N/A	 124,004 0	 59,500
HEALTH CARE REIT INC		COM		42217K106  4,887  115,815 SOLE		N/A	 79,550  0	 36,265
HIGHWOODS PROPERTIES INC	COM		431284108  3,342  122,150 SOLE		N/A	 82,850  0	 39,300
HOST HOTELS & RESORTS INC	COM		44107P104  2,129  281,209 SOLE		N/A	 200,876 0	 80,333
INLAND REAL ESTATE CORP		COM NEW		457461200  1,264  97,370  SOLE		N/A	 65,670  0       31,700
KILROY REALTY CORP		COM		49427F108  2,291  68,464  SOLE		N/A	 46,764  0	 21,700
KIMCO REALTY CORP		COM		49446R109  2,495  136,511 SOLE		N/A	 85,602  0	 50,909
LASALLE HOTEL PROPERTIES	SH BEN INT	517942108  116 	  10,500  SOLE		N/A	 6,100 	 0	 4,400
MACERICH CO/THE			COM		554382101  1,536  84,595  SOLE		N/A	 58,495  0	 26,100
MACK-CALI REALTY CORP		COM		554489104  1,454  59,337  SOLE		N/A	 41,237  0	 18,100
MID-AMERICA APARTMENT COMM	COM		59522J103  1,349  36,314  SOLE		N/A	 25,814  0	 10,500
NATIONWIDE HEALTH PPTYS INC	COM		638620104  2,758  96,026  SOLE		N/A	 67,145  0	 28,881
PLUM CREEK TIMBER CO		COM		729251108  2,886  83,060  SOLE		N/A	 49,260  0	 33,800
PROLOGIS			SH BEN INT	743410102  2,228  160,385 SOLE		N/A	 94,194  0	 66,191
PUBLIC STORAGE			COM		74460D109  8,534  107,345 SOLE		N/A	 74,392  0	 32,953
REGENCY CENTERS CORP		COM		758849103  1,285  27,506  SOLE		N/A	 18,706  0	 8,800
SL GREEN REALTY CORP		COM		78440X101  1,071  41,347  SOLE		N/A	 29,352  0	 11,995
SIMON PROPERTY GROUP INC	COM		828806109  8,276  155,771 SOLE		N/A	 107,381 0	 48,390
TANGER FACTORY OUTLET CENTER	COM		875465106  2,995  79,618  SOLE		N/A	 56,029  0	 23,589
VENTAS INC			COM		92276F100  1,693  50,438  SOLE		N/A	 29,550  0	 20,888
VORNADO REALTY TRUST		SH BEN INT	929042109  7,478  123,914 SOLE		N/A	 85,096  0	 38,818


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2/12/09


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
December 31, 2008.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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